UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21253

Pennsylvania Avenue Funds

(Exact name of registrant as specified in charter)

4201 Massachusetts Avenue NW 8037C, Washington, DC 20016

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code:(202) 364-8395

Date of fiscal year end:12/31

Date of reporting period: 9/30/2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,

A SERIES OF THE PENNSYLVANIA AVENUE FUNDS

Schedule of Investments

September 30, 2004 (unaudited)

Common Stocks - 77.4%
Shares	Name	Value
Capital Goods - 1.57%
300	Layne Christensen Co *	$4,521
	Total Capital Goods	4,521

Consumer Cyclical - 1.56%
350	Safety Components International Inc *	4,480
	Total Consumer Cyclical	4,480

Consumer Non-Cyclical - 17.5%
400	Dixon Ticonderoga Co *	1,612
4,500	Home Products International Inc *	7,515
1,100	Del Laboratories Inc *	36,300
500	Security Capital Corp *	4,975
	Total Consumer Non-Cyclical	50,402

Communication Services - 10.29%
750	AT&T Wireless Services Inc *	11,085
15,000	ICG Communications Inc *	10,350
117	MCI Inc	1,960
800	NEW SKIES SATELLITES NV	6,256
	Total Communication Services	29,651

Technology - 7.96%
3,000	Electronic Systems Technology Inc	2,460
1,000	INTERWAVE COMMUNICATIONS INTERNATIONAL LTD *	5,740
2,000	Metron Technology NV *	8,680
250	Monolithic System Technology Inc *	1,085
500	Midway Games Inc *	4,960
	Total Technology	22,925

Information Technology - 2.98%
1,100	Information Resources Contingent Payment Rights *	2,992
400	The Titan Corp *	5,588
	Total Information Technology	8,580

Healthcare - 5.63%
400	MARINER HEALTH CARE INC *	11,160
200	NEIGHBORCARE INC *	5,070
	Total Healthcare	16,230

                                                                                  Page 2

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,

A SERIES OF THE PENNSYLVANIA AVENUE FUNDS

Schedule of Investments (continued)

September 30, 2004 (unaudited)

Financial - 2.97%
300	Gold Banc Corporation Inc	4,047
700	SOBIESKI BANCORP INC *	4,515
	Total Financial	8,562

Services - 18.66%
900	CORNELL COMPANIES INC *	11,160
1,500	Earl Scheib Inc *	4,800
10	GREY GLOBAL GROUP INC	9,950
400	Hollywood Entertainment Corp *	3,948
900	METRO-GOLDWYN-MAYER INC *	10,413
4,000	PDS Gaming Corporation *	8,080
600	SANDS REGENT *	5,412
	Total Services	53,763

Instrumentation - 0.99%
100	COMPUTER ACCESS TECHNOLOGY CORP *	593
50	INVISION TECHNOLOGIES INC *	2,250
	Total Instrumentation	2,843

Utilities - 1.69%
200	Unisource Energy Corp (Holding Co)	4,870
	Total Utilities	4,870

Basic Materials - 2.32%
1,500	GENERAL BEARING CORP *	6,675
	Total Basic Materials	6,675

Transportation - 3.28%
250	STELMAR SHIPPING LTD.	9,453
	Total Transportation	9,453

Energy - 0.00%
200	Petrocorp Inc ESCROW *	-
	Total Energy	-

	Total Common Stocks (Cost $221,030)	222,954

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,

A SERIES OF THE PENNSYLVANIA AVENUE FUNDS

Schedule of Investments (continued)

September 30, 2004 (unaudited)

Bonds - 17.39%
Principal Amount	Name
100,000	DELTA AIRLINE BDS 9.75% 51521	23,500
35,000	Federal Mogul NT (Dflt) 8.80% 4-15-07 *	10,500
1,000	MCI INC NOTE 5.908% DUE 5107	988
1,000	MCI INC NOTE 6.688% DUE 5109	960
1,000	MCI INC NOTE 7.735% DUE 5114	945
20,000	Mirant Corp BD (Dflt) 2.5% 6-15-21 *	12,350
3,928	UAL EETC Series 00-2 7.811% 12/2011	864
	Total Bonds (Cost $50,706)	50,107

Short-Term Investments - 5.97%
Shares	Name
17,208	Treasury Obligations Fund ISS	17,208
	Total Short Term Investments (Cost $17,208)	17,208

Total Investments - 100.76%		290,268

Other Assets and Liabilities: -0.76%		(2,202)

Net Assets - 100.00%		$288,066

 * Denotes non-income producing securities.

Item 2. Controls and Procedures.

(a) Thomas Kirchner, the President of the Pennsylvania Avenue Funds (the "Fund"), has concluded that the Fund’s disclosure controls and provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) None.

Item 3. Exhibits.

The certification is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Pennsylvania Avenue Funds

By (Signature and Title)*/s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date 11/21/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date 11/21/04

* Print the name and title of each signing officer under his or her signature.